Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Cross Currency Swap Agreements

The following table reflects information relating to the cross-currency swaps as at December 31, 2015.

Principal	Principal	Floating Rate Receivable			Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Fixed Rate Payable	(Liability) $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(49,703)	1.3
900,000	150,000	NIBOR	4.35%	6.43%	(54,027)	2.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(25,052)	4.4

					(128,782)

Interest Rate Swap Agreements

As at December 31, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(8,965)	2.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(5,817)	1.0	5.3
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	168,750	(34,567)	13.0	5.2
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	64,268	(2,661)	5.6	2.8
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	320,000	(15,112)	0.3	2.9
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	117,000	(1,341)	3.0	1.7
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	241,798	(35,674)	5.0	3.1

			(104,137)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2015, ranged from 0.30% to 2.80%.
(ii)	Principal amount reduces semi-annually.
(iii)	These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.
(iv)	Principal amount reduces quarterly.
(v)	Principal amount reduces monthly to 70.1 million Euros ($76.1 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2015
Interest rate swap agreements	—	(6,833)	(41,028)	(56,276)
Interest rate swaption agreements	5,623	—	—	(6,406)
Cross-currency swap agreements	—	(1,181)	(9,755)	(117,846)
Toledo Spirit time-charter derivative	—	(3,186)	(1,300)	(1,810)

	5,623	(11,200)	(52,083)	(182,338)

As at December 31, 2014
Interest rate swap agreements	441	(7,486)	(52,356)	(60,157)
Cross-currency swap agreements	—	(544)	(4,922)	(64,920)
Toledo Spirit time-charter derivative	—	(637)	(400)	(1,100)

	441	(8,667)	(57,678)	(126,177)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2015			2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(28,968)	14,768	(14,200)	(39,406)	4,204	(35,202)	(38,089)	18,868	(19,221)
Interest rate swaption agreements	—	(783)	(783)	—	—	—	—	—	—
Interest rate swap agreements termination	—	—	—	(2,319)	—	(2,319)	—	—	—
Toledo Spirit time-charter derivative	(3,429)	(1,610)	(5,039)	(861)	(6,300)	(7,161)	1,521	3,700	5,221

	(32,397)	12,375	(20,022)	(42,586)	(2,096)	(44,682)	(36,568)	22,568	(14,000)

Interest rate swaption agreements [Member]
Interest Rate Swap Agreements

At December 31, 2015, the terms of the interest rate swaps underlying the interest rate swaptions were as follows:

	Interest Rate Index	Principal Amount $		Option Exercise Date	Fair Value / Carrying Amount of Assets (Liability)	Remaining Term (Years)	Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	155,000	(i)	April 28, 2017	686	7.5	3.34%
Interest rate swaption - Put Option	LIBOR	155,000	(i)	April 28, 2017	(2,626)	7.5	2.15%
Interest rate swaption - Call Option	LIBOR	160,000	(ii)	January 31, 2018	1,956	8.0	3.10%
Interest rate swaption - Put Option	LIBOR	160,000	(ii)	January 31, 2018	(2,041)	8.0	1.97%
Interest rate swaption - Call Option	LIBOR	160,000	(iii)	July 16, 2018	2,981	8.0	2.94%
Interest rate swaption - Put Option	LIBOR	160,000	(iii)	July 16, 2018	(1,739)	8.0	1.83%

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.
(ii)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.
(iii)	Amortizing every three months from $160.0 million in July 2018 to $82.5 million in July 2026.